SHARE-BASED COMPENSATION - Restricted shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands				6 Months Ended	12 Months Ended
	Nov. 20, 2019	Aug. 20, 2019	May 20, 2019	Nov. 20, 2019	Dec. 31, 2019
Weighted Average Grant Date Fair Value
Fair value of the restricted shares vested					¥ 12,258
Restricted Shares
Number of Restricted Shares
Granted (in shares)				2,003,301	2,003,301
Forfeited (in shares)					(438,627)
Vested (in shares)					(297,849)
Outstanding at ending (in shares)					1,266,825
Weighted Average Grant Date Fair Value
Granted (per share)					¥ 36.18
Forfeited (per share)					50.12
Vested (per share)					41.16
Outstanding at ending (per share)					¥ 30.18
Unrecognized compensation cost					¥ 37,181
Weighted-average vesting period					1 year 5 months 15 days
Restricted Shares | Minimum
Weighted Average Grant Date Fair Value
Weighted-average vesting period	3 years	3 years	3 years
Restricted Shares | Maximum
Weighted Average Grant Date Fair Value
Weighted-average vesting period	5 years	5 years	5 years